RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS
8.	RELATED PARTY BALANCES AND TRANSACTIONS

The components of transactions to related parties is as follows:

	December 31	December 31
Receivable from related party	2023	2022
Hunter Dickinson Services Inc. (“HDSI”) (b)	$17	$–
Total	$17	$–

	December 31	December 31
Payables to related parties	2023	2022
Key management personnel (“KMP”) (a)	$34	$35
Hunter Dickinson Services Inc. (b)	253	202
Total	$287	$237

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation.  Details between the Group and other related parties are disclosed below.

(a)	Transactions and Balances with Key Management Personnel

The aggregate value of transactions with KMP, which are the Group’s directors that includes the Chief Executive Officer (“CEO”) and senior management: the Chief Financial Officer (“CFO”), Company Secretary and General Counsel, Executive Vice President (“EVP”), Environment and Sustainability, EVP, Corporate Development, Vice President (“VP”), Investor Relations, VP, Engineering, and the Pebble Partnership’s CEO, VP, Public Affairs and Senior Permitting Advisor, was as follows for the years ended December 31, 2023 and 2022:

Transaction	2023	2022
Compensation
Amounts paid and payable to HDSI for services of KMP employed by HDSI [1]	$2,441	$2,499
Amounts paid and payable to KMP [2]	1,768	1,913
	4,209	4,412
Share-based compensation [3]	661	1,441
Total compensation	$4,870	$5,853

Notes to table:

1.	The Group’s CEO, CFO, Board Chair and senior management, other than disclosed in note 2 below, are employed by the Group through HDSI (refer (b) below).

2.

Represents short-term employee benefits, including cash director’s fees paid to the Group’s independent directors, and salaries paid and payable to the Pebble Partnership’s CEO, VP, Public Affairs and Senior Permitting Advisor.

3.	SBC relates to options issued and/or vesting and DSUs granted during the respective periods (notes 6(d)-(e)).

After the reporting period, 15,937 DSUs were issued to a director (note 6(e)).

(b)	Transactions and Balances with other Related Parties

HDSI is a private company that provides geological, engineering, environmental, corporate development, financial, administrative and management services to the Group and its subsidiaries at annually set rates pursuant to a management services agreement.  The annually set rates also include a component of overhead costs such as office rent, information technology services and general administrative support services.  HDSI also incurs third party costs on behalf of the Group, which are reimbursed by the Group at cost.  Several directors and other key management personnel of HDSI, who are close business associates, are also key management personnel of the Group.

For the years ended December 31, 2023 and 2022, transactions with HDSI were as follows:

Transactions	2023	2022
Services rendered by HDSI:
Technical [1]
Engineering	$363	$372
Environmental	321	508
Other technical services	125	44
	809	924
General and administrative
Management, consulting, corporate communications, secretarial, financial and administration	2,450	2,223
Shareholder communication	695	727
	3,145	2,950

Total for services rendered	3,954	3,874

Reimbursement (refund) of third-party expenses
Conferences and travel	246	124
Insurance	87	48
Office supplies and information technology [2]	575	532
Total reimbursed	908	704

Total	$4,862	$4,578

Notes to table:

1.	Included in exploration and evaluation expenses.

2.

Includes payments made for the use of offices and shared space of $166 (2022 – $151). The Company signed an office use agreement effective May 1, 2021, for a five-year term ending April 29, 2026. As of December 31, 2023, the remaining undiscounted commitment was $238 (note 15(d)).

Pursuant to the management services agreement between HDSI and the Company, following a change of control, the Company is subject to termination payments if the management services agreement is terminated.  The Company will be required to pay HDSI $2,800 and an aggregate amount equal to six months of annual salaries payable to certain individual service providers under the management services agreement and their respective employment agreements with HDSI.